Deferred Income Tax and Income Tax Expense - Summary of deferred tax assets and liabilities that are not recognized (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	₩ 2,585,233	₩ 2,547,964
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	784,170	495,777
Investment in subsidiaries, associates, and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	2,354,109	2,160,963
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	784,170	452,286
Unused tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	106,853	129,680
Unused Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	1,376	2,924
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible Temporary Differences For Which No Deferred Tax Asset and Liabiities Is Recognised	122,895	254,397
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	₩ 0	₩ 43,491